General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Disclosure Of General And Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 18:	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2017	2016	2015
	U.S. dollars in thousands

Salaries and expenses relating to employees and service providers	247	297	405
Expenses relating to options and shares to employees and non-employees	37	175	140
Patents and fees	158	162	203
Directors’ fees	119	124	96
Investor relations and travel	98	168	145
Rent and office maintenance	29	39	59
Vehicle maintenance	-	5	-
Insurance	34	48	62
Professional services	*440	213	192
Depreciation and loss from disposal	9	3	7
Other	32	36	110

	1,203	1,270	1,419

*) An amount of $206 thousands related to F-1 registration and amendments (see also note 23).